(WFA Strategic Municipal Bond Fund - Classes A, B & C)
Investment Objective
The Fund seeks current income exempt from regular federal income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds® . More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 14 and 16 of the Prospectus and "Additional Purchase and Redemption Information" on page 41 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (WFA Strategic Municipal Bond Fund - Classes A, B & C) (Wells Fargo Advantage Strategic Municipal Bond Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Strategic Municipal Bond Fund - Classes A, B & C) (Wells Fargo Advantage Strategic Municipal Bond Fund)		Class A	Class B	Class C
Management Fees		0.35%	0.35%	0.35%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses		0.86%	1.61%	1.61%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.86%	1.61%	1.61%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Strategic Municipal Bond Fund) (WFA Strategic Municipal Bond Fund - Classes A, B & C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	534	712	905	1,463
Class B	664	808	1,076	1,616
Class C	264	508	876	1,911

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Strategic Municipal Bond Fund) (WFA Strategic Municipal Bond Fund - Classes A, B & C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	164	508	876	1,616
Class C	164	508	876	1,911

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We invest up to 35% of the Fund's total assets in below investment-grade municipal securities. We may also invest any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:  1st Quarter 2009   +2.42%

Lowest Quarter:   4th Quarter 2008   -1.00%

Year-to-date total return as of 6/30/2011 is +3.07%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Strategic Municipal Bond Fund) (WFA Strategic Municipal Bond Fund - Classes A, B & C)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Dec 1, 1994	(2.30%)	2.18%	2.99%
Class A (after taxes on distributions)	Dec 1, 1994	(2.30%)	2.18%	2.68%
Class A (after taxes on distributions and the sale of Fund Shares)	Dec 1, 1994	(1.50%)	2.15%	2.64%
Class B	Mar 21, 1985	(3.43%)	1.99%	2.94%
Class C	Aug 18, 1997	0.56%	2.36%	2.71%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(WFA Strategic Municipal Bond Fund - Administrator Class)
Investment Objective
The Fund seeks current income exempt from regular federal income tax.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Strategic Municipal Bond Fund)	Administrator Class (WFA Strategic Municipal Bond Fund - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Strategic Municipal Bond Fund)		Administrator Class (WFA Strategic Municipal Bond Fund - Administrator Class)
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses		0.45%
Total Annual Fund Operating Expenses		0.80%
Fee Waivers		0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.68%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Strategic Municipal Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Strategic Municipal Bond Fund - Administrator Class)	69	231	420	967

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We invest up to 35% of the Fund's total assets in below investment-grade municipal securities. We may also invest any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  1st Quarter 2009   +2.49%

Lowest Quarter:   4th Quarter 2008   -0.94%

Year-to-date total return as of 6/30/2011 is +3.03%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns (Wells Fargo Advantage Strategic Municipal Bond Fund) (WFA Strategic Municipal Bond Fund - Administrator Class)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Oct 6, 1997	2.54%	3.40%	3.74%
Administrator Class (after taxes on distributions)	Oct 6, 1997	2.53%	3.40%	3.40%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Oct 6, 1997	2.66%	3.43%	3.40%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(WFA Strategic Municipal Bond Fund - Classes A, B & C) | (Wells Fargo Advantage Strategic Municipal Bond Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax.
Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds® . More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 14 and 16 of the Prospectus and "Additional Purchase and Redemption Information" on page 41 of the Statement of Additional Information.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (WFA Strategic Municipal Bond Fund - Classes A, B & C) (Wells Fargo Advantage Strategic Municipal Bond Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Strategic Municipal Bond Fund - Classes A, B & C) (Wells Fargo Advantage Strategic Municipal Bond Fund)		Class A	Class B	Class C
Management Fees		0.35%	0.35%	0.35%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.51%	0.51%	0.51%
Total Annual Fund Operating Expenses		0.86%	1.61%	1.61%
Fee Waivers		none	none	none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.86%	1.61%	1.61%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period
Expense Example (Wells Fargo Advantage Strategic Municipal Bond Fund) (WFA Strategic Municipal Bond Fund - Classes A, B & C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	534	712	905	1,463
Class B	664	808	1,076	1,616
Class C	264	508	876	1,911

Assuming No Redemption
Expense Example, No Redemption (Wells Fargo Advantage Strategic Municipal Bond Fund) (WFA Strategic Municipal Bond Fund - Classes A, B & C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	164	508	876	1,616
Class C	164	508	876	1,911

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We invest up to 35% of the Fund's total assets in below investment-grade municipal securities. We may also invest any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter:  1st Quarter 2009   +2.42%

Lowest Quarter:   4th Quarter 2008   -1.00%

Year-to-date total return as of 6/30/2011 is +3.07%

Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Average Annual Total Returns (Wells Fargo Advantage Strategic Municipal Bond Fund) (WFA Strategic Municipal Bond Fund - Classes A, B & C)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Dec 1, 1994	(2.30%)	2.18%	2.99%
Class A (after taxes on distributions)	Dec 1, 1994	(2.30%)	2.18%	2.68%
Class A (after taxes on distributions and the sale of Fund Shares)	Dec 1, 1994	(1.50%)	2.15%	2.64%
Class B	Mar 21, 1985	(3.43%)	1.99%	2.94%
Class C	Aug 18, 1997	0.56%	2.36%	2.71%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(WFA Strategic Municipal Bond Fund - Administrator Class) | (Wells Fargo Advantage Strategic Municipal Bond Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Wells Fargo Advantage Strategic Municipal Bond Fund)	Administrator Class (WFA Strategic Municipal Bond Fund - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (Wells Fargo Advantage Strategic Municipal Bond Fund)		Administrator Class (WFA Strategic Municipal Bond Fund - Administrator Class)
Management Fees		0.35%
Distribution (12b-1) Fees		none
Other Expenses		0.45%
Total Annual Fund Operating Expenses		0.80%
Fee Waivers		0.12%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.68%
[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (Wells Fargo Advantage Strategic Municipal Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Strategic Municipal Bond Fund - Administrator Class)	69	231	420	967

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We invest up to 35% of the Fund's total assets in below investment-grade municipal securities. We may also invest any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Principal Investment Risks

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter:  1st Quarter 2009   +2.49%

Lowest Quarter:   4th Quarter 2008   -0.94%

Year-to-date total return as of 6/30/2011 is +3.03%

Average Annual Total Returns for the periods ended 12/31/2010
Average Annual Total Returns (Wells Fargo Advantage Strategic Municipal Bond Fund) (WFA Strategic Municipal Bond Fund - Administrator Class)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class	Oct 6, 1997	2.54%	3.40%	3.74%
Administrator Class (after taxes on distributions)	Oct 6, 1997	2.53%	3.40%	3.40%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	Oct 6, 1997	2.66%	3.43%	3.40%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

Shareholder Fees ((Wells Fargo Advantage Strategic Municipal Bond Fund))	0 Months Ended
Oct. 01, 2011
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses ((Wells Fargo Advantage Strategic Municipal Bond Fund))	0 Months Ended
	Oct. 01, 2011
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[1]
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class B
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.61%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	[1]
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class C
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	1.61%
Fee Waivers	none
Total Annual Fund Operating Expenses After Fee Waiver	1.61%	[1]
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class
Operating Expenses:
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.45%
Total Annual Fund Operating Expenses	0.80%
Fee Waivers	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	0.68%	[1]

[1]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Annual Total Returns ((Wells Fargo Advantage Strategic Municipal Bond Fund))	0 Months Ended
Oct. 01, 2011
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A
Bar Chart Table:
Annual Return 2001	5.29%
Annual Return 2002	5.02%
Annual Return 2003	3.16%
Annual Return 2004	2.40%
Annual Return 2005	3.23%
Annual Return 2006	3.57%
Annual Return 2007	3.32%
Annual Return 2008	(0.39%)
Annual Return 2009	6.92%
Annual Return 2010	2.32%
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class
Bar Chart Table:
Annual Return 2001	5.56%
Annual Return 2002	5.28%
Annual Return 2003	3.45%
Annual Return 2004	2.71%
Annual Return 2005	3.42%
Annual Return 2006	3.97%
Annual Return 2007	3.58%
Annual Return 2008	(0.14%)
Annual Return 2009	7.19%
Annual Return 2010	2.54%

Average Annual Total Returns ((Wells Fargo Advantage Strategic Municipal Bond Fund))	0 Months Ended
Oct. 01, 2011
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A
Average Annual Return:
1 Year	(2.30%)
5 Years	2.18%
10 Years	2.99%
Inception Date of Share Class	Dec 1, 1994
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A | (after taxes on distributions)
Average Annual Return:
1 Year	(2.30%)
5 Years	2.18%
10 Years	2.68%
Inception Date of Share Class	Dec 1, 1994
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class A | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	(1.50%)
5 Years	2.15%
10 Years	2.64%
Inception Date of Share Class	Dec 1, 1994
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class B
Average Annual Return:
1 Year	(3.43%)
5 Years	1.99%
10 Years	2.94%
Inception Date of Share Class	Mar 21, 1985
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Class C
Average Annual Return:
1 Year	0.56%
5 Years	2.36%
10 Years	2.71%
Inception Date of Share Class	Aug 18, 1997
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class
Average Annual Return:
1 Year	2.54%
5 Years	3.40%
10 Years	3.74%
Inception Date of Share Class	Oct 6, 1997
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class | (after taxes on distributions)
Average Annual Return:
1 Year	2.53%
5 Years	3.40%
10 Years	3.40%
Inception Date of Share Class	Oct 6, 1997
(WFA Strategic Municipal Bond Fund - Administrator Class) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Average Annual Return:
1 Year	2.66%
5 Years	3.43%
10 Years	3.40%
Inception Date of Share Class	Oct 6, 1997
(WFA Strategic Municipal Bond Fund - Administrator Class) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	2.38%
5 Years	4.09%
10 Years	4.83%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	Wells Fargo Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 23, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 1, 2011
Prospectus Date	rr_ProspectusDate	Oct 1, 2011
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | (Wells Fargo Advantage Strategic Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds® . More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 14 and 16 of the Prospectus and "Additional Purchase and Redemption Information" on page 41 of the Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 14 and 16 of the Prospectus and "Additional Purchase and Redemption Information" on page 41 of the Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We invest up to 35% of the Fund's total assets in below investment-grade municipal securities. We may also invest any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class A as of 12/31 each year (Returns do not reflect sales charges and would be lower if they did)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  1st Quarter 2009   +2.42%

Lowest Quarter:   4th Quarter 2008   -1.00%

Year-to-date total return as of 6/30/2011 is +3.07%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010 (Returns reflect applicable sales charges)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class B and Class C shares will vary.

(WFA Strategic Municipal Bond Fund - Classes A, B & C) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.86%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	534
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	712
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	905
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,463
Annual Return 2001	rr_AnnualReturn2001	5.29%
Annual Return 2002	rr_AnnualReturn2002	5.02%
Annual Return 2003	rr_AnnualReturn2003	3.16%
Annual Return 2004	rr_AnnualReturn2004	2.40%
Annual Return 2005	rr_AnnualReturn2005	3.23%
Annual Return 2006	rr_AnnualReturn2006	3.57%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	(0.39%)
Annual Return 2009	rr_AnnualReturn2009	6.92%
Annual Return 2010	rr_AnnualReturn2010	2.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2011 is +3.07%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.00%)
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	2.99%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 1, 1994
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Class A | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
5 Years	rr_AverageAnnualReturnYear05	2.18%
10 Years	rr_AverageAnnualReturnYear10	2.68%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 1, 1994
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Class A | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.50%)
5 Years	rr_AverageAnnualReturnYear05	2.15%
10 Years	rr_AverageAnnualReturnYear10	2.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 1, 1994
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.61%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	808
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,076
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,616
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,616
1 Year	rr_AverageAnnualReturnYear01	(3.43%)
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	2.94%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 21, 1985
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.61%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	264
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,911
1 Year	rr_AverageAnnualReturnYear01	0.56%
5 Years	rr_AverageAnnualReturnYear05	2.36%
10 Years	rr_AverageAnnualReturnYear10	2.71%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 18, 1997
(WFA Strategic Municipal Bond Fund - Classes A, B & C) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
(WFA Strategic Municipal Bond Fund - Administrator Class) | (Wells Fargo Advantage Strategic Municipal Bond Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 130% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	130.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a  $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest at least 80% of the Fund's net assets in municipal securities that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax (AMT). We invest up to 35% of the Fund's total assets in below investment-grade municipal securities. We may also invest any amount in securities that pay interest subject to federal AMT.

We invest principally in municipal securities of states, territories and possessions of the United States that pay interest exempt from regular federal income tax, but not necessarily federal AMT. Some of the securities may be below investment grade or may be unrated and deemed by us to be of comparable quality. We may also invest any amount of the Fund's total assets in securities that pay interest subject to federal AMT. We may use futures for duration and yield curve management.

We start our investment process with a top-down, macroeconomic outlook to determine portfolio duration and yield curve positioning as well as industry, sector and credit quality allocations. Macroeconomic factors considered may include, among others, the pace of economic growth, employment conditions, inflation, and monetary and fiscal policy. In combination with our top-down macroeconomic approach, we conduct intensive research on individual issuers to uncover solid investment opportunities, especially looking for bonds whose quality may be improving. Our security selection is based on several factors including, among others, improving financial trends, positive industry and sector dynamics, improving economic conditions, specific demographic trends and value relative to other securities. We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs. A security may also be sold based on relative value considerations and could be replaced with a security that presents a better value or risk/reward profile.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Futures Risk. Because the futures utilized by a Fund are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts, the primary credit risk on futures contracts is the creditworthiness of the exchange itself. Futures are also subject to market risk, interest rate risk (in the case of futures contracts relating to income producing securities) and index tracking risk (in the case of stock index futures).

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities have a much greater risk of default or of not returning principal and tend to be more volatile than higher-rated securities of similar maturity.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of an appropriate broad-based index(es). Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Current month-end performance is available on the Fund's Web site at wellsfargo.com/advantagefunds.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter:  1st Quarter 2009   +2.49%

Lowest Quarter:   4th Quarter 2008   -0.94%

Year-to-date total return as of 6/30/2011 is +3.03%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2010
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

(WFA Strategic Municipal Bond Fund - Administrator Class) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.68%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	231
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	967
Annual Return 2001	rr_AnnualReturn2001	5.56%
Annual Return 2002	rr_AnnualReturn2002	5.28%
Annual Return 2003	rr_AnnualReturn2003	3.45%
Annual Return 2004	rr_AnnualReturn2004	2.71%
Annual Return 2005	rr_AnnualReturn2005	3.42%
Annual Return 2006	rr_AnnualReturn2006	3.97%
Annual Return 2007	rr_AnnualReturn2007	3.58%
Annual Return 2008	rr_AnnualReturn2008	(0.14%)
Annual Return 2009	rr_AnnualReturn2009	7.19%
Annual Return 2010	rr_AnnualReturn2010	2.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 6/30/2011 is +3.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 1st Quarter 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.94%)
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	3.40%
10 Years	rr_AverageAnnualReturnYear10	3.74%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 6, 1997
(WFA Strategic Municipal Bond Fund - Administrator Class) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Administrator Class | (after taxes on distributions)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%
5 Years	rr_AverageAnnualReturnYear05	3.40%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 6, 1997
(WFA Strategic Municipal Bond Fund - Administrator Class) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Administrator Class | (after taxes on distributions and the sale of Fund Shares)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	3.43%
10 Years	rr_AverageAnnualReturnYear10	3.40%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 6, 1997
(WFA Strategic Municipal Bond Fund - Administrator Class) | (Wells Fargo Advantage Strategic Municipal Bond Fund) | Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%
5 Years	rr_AverageAnnualReturnYear05	4.09%
10 Years	rr_AverageAnnualReturnYear10	4.83%
[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.